TAXES ON INCOME (Details Narrative) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)
Deferred tax rate	23.00%
Carryforward losses	$ 35	₪ 127	$ 26	₪ 90
ISRAEL
Corporate tax rate	23.00%